Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
10.	INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	December 31, 2023	December 31, 2022
Software	$40,283	$1,041,872
Trademark and license	10,815	11,133
Less: accumulated amortization	(33,559)	(140,951)
	$17,539	$912,054

For the years ended December 31, 2023, 2022 and 2021, amortization expense totaled $335,538, $119,218, and $5,525, respectively.

During the year ended December 31, 2023, the Company assessed and concluded that its software acquired as part of the acquisition of the West Angel would not support its ongoing business development. The Company charged impairment loss of $536,206 against software for the year ended December 31, 2023. The charge is recorded as “Impairment of intangible assets” in the consolidated statements of operations and comprehensive (loss) income.

The following is a schedule, by years, of amortization of intangible assets as of December 31, 2023:

For the year ended December 31, 2024	$5,020
For the year ended December 31, 2025	5,020
For the year ended December 31, 2026	4,985
For the year ended December 31, 2027	2,514
For the year ended December 31, 2028	-
$17,539